FINANCIAL RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Details of Derivative Instruments (Details) shares in Millions, CAD in Millions, $ in Millions				12 Months Ended
	Nov. 04, 2016 CAD	Nov. 04, 2016 USD ($)	Aug. 31, 2016 CAD / shares shares	Dec. 31, 2017 CAD CAD / shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD CAD / shares	Dec. 31, 2016 USD ($)	Dec. 31, 2017 USD ($) CAD / shares	Dec. 31, 2016 USD ($) CAD / shares	Dec. 31, 2015 CAD
Disclosure of detailed information about financial instruments [line items]
Percent of derivatives designated as hedges				100.00%		100.00%		100.00%	100.00%
Gain on hedge ineffectiveness recognised in profit or loss				CAD (3.0)		CAD (5.0)
Net cash paid				(79.0)		(45.0)
Stock-based compensation				61.0		61.0
Current portion of derivative instruments				421.0		91.0
Derivative financial assets				1,094.0		1,659.0				CAD 2,080.0
Equity derivatives
Disclosure of detailed information about financial instruments [line items]
Stock-based compensation				(74.0)		(33.0)
Equity derivatives | Class B Non-Voting Shares
Disclosure of detailed information about financial instruments [line items]
Notional amount				1.0
Senior notes
Disclosure of detailed information about financial instruments [line items]
Proceeds from non-current borrowings				CAD 0.0	$ 0	671.0
Senior Notes Due 2026
Disclosure of detailed information about financial instruments [line items]
Notional amount | $									$ 500
Interest rate	2.90%	2.90%
Senior Notes Due 2026 | Fixed interest rate
Disclosure of detailed information about financial instruments [line items]
Notional amount | $								$ 500
Interest rate	2.834%	2.834%		2.90%				2.90%
Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets				CAD 1,129.0		1,683.0
Debt derivatives | Bank credit facilities
Disclosure of detailed information about financial instruments [line items]
Debt derivatives entered, national amount				CAD 2,126.0	$ 1,610	CAD 11,360.0	$ 8,683
Debt derivatives entered, exchange rate				1.32	1.32	1.31	1.31
Debt derivatives settled, national				CAD 2,327.0	$ 1,760	CAD 11,159.0	$ 8,533
Debt derivatives settled, exchange rate				1.32	1.32	1.31	1.31
Net cash paid				CAD (17.0)		CAD 8.0
Debt derivatives | US commercial paper
Disclosure of detailed information about financial instruments [line items]
Debt derivatives entered, national amount				CAD 10,711.0	$ 8,266
Debt derivatives entered, exchange rate				1.30	1.30
Debt derivatives settled, national				CAD 9,692.0	$ 7,521
Debt derivatives settled, exchange rate				1.29	1.29
Net cash paid				CAD (62.0)
Bond forward
Disclosure of detailed information about financial instruments [line items]
Debt derivatives entered, national amount	CAD 500.0			900.0		900.0
Net cash paid | $		$ (53)
Bond forward | 10-year Government of Canada (GoC)
Disclosure of detailed information about financial instruments [line items]
Debt derivatives entered, national amount				CAD 500.0		CAD 500.0
Interest rate				2.85%		2.52%		2.85%	2.52%
Term				10 years	10 years
Bond forward | 30-year Government of Canada (GoC)
Disclosure of detailed information about financial instruments [line items]
Debt derivatives entered, national amount				CAD 400.0		CAD 400.0
Interest rate				2.65%		2.62%		2.65%	2.62%
Term				30 years	30 years
Expenditure derivatives
Disclosure of detailed information about financial instruments [line items]
Debt derivatives entered, national amount				CAD 1,070.0	$ 840	CAD 1,318.0	$ 990
Debt derivatives entered, exchange rate				1.27	1.27	1.33	1.33
Debt derivatives settled, national				CAD 1,240.0	$ 930	CAD 1,025.0	$ 840
Debt derivatives settled, exchange rate				1.33	1.33	1.22	1.22
Equity derivatives
Disclosure of detailed information about financial instruments [line items]
Average price of hedging instrument | CAD / shares			58.16
Net cash paid | $					$ 6
Number of derivatives settled (in shares) | shares			0.3
Current portion of derivative instruments				CAD 68.0		CAD 8.0
Derivative financial assets				CAD 68.0		CAD 8.0				(15.0)
Equity derivatives | Class B Non-Voting Shares
Disclosure of detailed information about financial instruments [line items]
Average price of hedging instrument | CAD / shares				51.44		50.30		51.44	50.30
Derivative financial assets				CAD 5.4		CAD 5.4
Equity derivatives | Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Average price of hedging instrument | CAD / shares				50.37				50.37
Cash flow hedges | Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Notional amount | $								$ 6,700	$ 6,700
Derivative financial assets				CAD 1,152.0		CAD 1,683.0				2,028.0
Cash flow hedges | Expenditure derivatives
Disclosure of detailed information about financial instruments [line items]
Notional amount | $								$ 1,200	$ 1,290
Average foreign exchange rate				1.28	1.28	1.32	1.32
Derivative financial assets						CAD 19.0				CAD 158.0
Cash flow hedges | Expenditure derivatives | Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Average foreign exchange rate				1.30	1.30